Commitments (Details Textual) $ in Thousands, ¥ in Millions		12 Months Ended
		Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 CNY (¥)
Income from subleasing right-of-use assets		$ 800	$ 900
Capital commitments		$ 6,308	11,686
Percentage of voting equity interests acquired		53.84%		53.84%
Total commitment reassessed		$ 2,400
Total Contributions		$ 2,300	2,000
Commitments Periods		3 years
Bottom of range [member]
Lease Range Renewal		1 year
Top of range [member]
Lease Range Renewal		15 years
Purchase commitments [Member]
Capital commitments	[1]	$ 826	$ 6,420
CNAAS [Member]
Consideration transferred, acquisition-date fair value		5,300		¥ 35
Affiliates [Member]
Cash transferred		1,700		¥ 11
Seed treatment plant [Member]
Capital commitments		800
Grain feed system [Member]
Capital commitments		300
Kimihia irrigator system [Member]
Capital commitments		100
Software projects [Member]
Capital commitments		$ 100

[1]	Purchase commitments mainly consist of service agreements entered into with corn seed companies to purchase corn seeds. The terms of the agreements are for a period of one year. Future minimum purchase payments for the year ending June 30, 2018, under all non-cancelable agreements are approximately $0.8 million (2017: $6.4 million).